Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Common Stock and Stock Plans

Note 12: Common Stock and Stock Plans
Common Stock
Table 12.1 and Table 12.2 present information related to our common stock.

Table 12.1: Common Stock Shares

Number of shares
Shares reserved (1)	233,154,695
Shares issued	5,481,811,474
Shares not reserved or issued	3,285,033,831
Total shares authorized	9,000,000,000
(1)Shares reserved for employee stock plans (employee restricted share rights, performance share awards, 401(k), and deferred compensation plans), convertible securities, dividend reinvestment and common stock purchase plans, and director plans.
Table 12.2: Common Stock Shares Outstanding

	Number of Shares
	Year ended December 31,
(in millions)	2024	2023	2022
Balance, beginning of period	3,598.9	3,833.8	3,885.8
Issued	22.8	37.2	43.5
Repurchased	(332.8)	(272.1)	(110.4)
Issued to ESOP	—	—	14.9
Balance, end of period	3,288.9	3,598.9	3,833.8

Dividend Reinvestment and Common Stock
Purchase Plans
Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments under the plan’s terms.
Employee Stock Plans
We offer stock-based employee compensation plans as described below. For additional information on our accounting for stock-based compensation plans, see Note 1 (Summary of Significant Accounting Policies).
We have granted restricted share rights (RSRs) and performance share awards (PSAs) as our primary long-term incentive awards.
Holders of RSRs and PSAs may be entitled to receive additional RSRs and PSAs (dividend equivalents) equal to the cash dividends that would have been paid had the RSRs or PSAs been issued and outstanding shares. RSRs and PSAs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying award.
Table 12.3 summarizes the major components of stock compensation expense and the related recognized tax benefit.
Table 12.3: Stock Compensation Expense

	Year ended December 31,
(in millions)	2024	2023	2022
RSRs	$1,180	1,069	947
Performance shares	101	53	31
Total stock compensation expense	$1,281	1,122	978
Related recognized tax benefit	$317	277	242

The total number of shares of common stock available for grant under the plans at December 31, 2024, was 77 million.
Restricted Share Rights
Holders of RSRs are entitled to the related shares of common stock at no cost generally vesting over three to five years after the RSRs are granted. A summary of the status of our RSRs at December 31, 2024, and changes during 2024 is presented in Table 12.4.

Table 12.4: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2024	59,547,247	$43.07
Granted	28,897,700	50.59
Vested	(23,954,867)	46.54
Canceled or forfeited	(2,448,184)	46.54
Nonvested at December 31, 2024	62,041,896	45.10

The weighted-average grant date fair value of RSRs granted during 2023 and 2022 was $44.15 and $51.80, respectively.
At December 31, 2024, there was $1.2 billion of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 2.4 years. The total fair value of RSRs that vested during 2024, 2023 and 2022 was $1.2 billion, $954 million and $1.0 billion, respectively.

Director Awards
We granted RSRs to non-employee directors at the annual meeting of stockholders in 2024 and 2023. These stock awards vested immediately.
Performance Share Awards
Holders of PSAs are entitled to the related shares of common stock at no cost subject to the Company’s achievement of specified financial performance goals over a three-year period. The number of performance shares that vest can be adjusted downward to zero and upward to a maximum of 150% of the target. The awards vest in the quarter after the end of the three-year period with a determination of the number of shares following the certification of performance results by the Human Resources Committee of the Board.
A summary of the status of our PSAs at December 31, 2024, and changes during 2024 is in Table 12.5, based on the performance adjustments recognized as of December 2024.

Table 12.5: Performance Share Awards

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2024	4,287,823	$36.51
Granted	1,563,471	44.57
Vested	(2,403,495)	46.24
Canceled or forfeited	(8,431)	39.09
Nonvested at December 31, 2024	3,439,368	33.37
The weighted-average grant date fair value of performance awards granted during 2023 and 2022 was $44.33 and $52.80, respectively.
At December 31, 2024, there was $23 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 1.4 years. The total fair value of PSAs that vested during 2024, 2023 and 2022 was $134 million, $31 million and $19 million, respectively.